PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Assets Under Construction	$ 3,966	$ 3,817
Property Plant Equipment, Net Carrying Amount	$ 4,507	$ 2,417